Staff costs (Table)	12 Months Ended
Dec. 31, 2019
30. Staff costs
Staff costs
	2019	2018	2017[c]
	£m	£m	£m
Performance costs	1,104	1,300	917
Salaries[a]	2,373	2,269	2,229
Social security costs	269	263	272
Post-retirement benefits[b]	184	302	208
Other compensation costs	237	246	119
Total compensation costs	4,167	4,380	3,745

Other resourcing costs
Outsourcing	211	287	472
Redundancy and restructuring	69	87	24
Temporary staff costs	48	54	100
Other	70	66	52
Total other resourcing costs	398	494	648

Total staff costs	4,565	4,874	4,393

Notes

a£123m (2018: £54m; 2017: £238m) of Group compensation was capitalised as internally generated software.

bPost-retirement benefits charge includes £126m (2018: £99m; 2017: £110m) in respect of defined contribution schemes and £57m (2018: £203m; 2017: £97m) in respect of defined benefit schemes.

cIn 2017, £472m of performance costs recharged by Barclays Execution Services Limited to Barclays Bank PLC has been included in Other administration and general expenses within Operating expenses. For further details on Operating expenses refer to Note 8.